Summary of Significant Accounting Policies - Schedule of Net Income (Loss) per Share Presented In The Statement Of Operations (Details) - A PARADISE ACQUISITION CORP. - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Schedule of Basic and Diluted Net Loss Per Ordinary Share [Line Items]
Net income (loss)	$ (16,429,430)	$ (3,308,219)	$ (26,661,677)	$ (4,699,469)
A PARADISE ACQUISITION CORP.
Schedule of Basic and Diluted Net Loss Per Ordinary Share [Line Items]
Net income (loss)	1,419,174	(34,600)	2,568,594	(75,562)
Subsequent measurement of ordinary shares subject to redemption (interest earned on trust account)	(1,787,764)	0	(3,318,154)	0
Net income (loss) including accretion of ordinary shares to redemption value	$ (368,590)	$ (34,600)	$ (749,560)	$ (75,562)